Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Realized Gain (Loss), Foreign Currency Transaction, before Tax	$ 1,832	$ 200
Minimum [Member] | Affiliate Companies [Member]
Property, Plant and Equipment [Line Items]
Voting rights	20.00%
Maximum [Member] | Affiliate Companies [Member]
Property, Plant and Equipment [Line Items]
Voting rights	50.00%
All Except Navios Logistics Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Subsidiary ownership	100.00%
Navios Logistics Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Subsidiary ownership	63.80%
Navios Logistics Subsidiary [Member] | Port of Montevideo [Member]
Property, Plant and Equipment [Line Items]
Purchase price	$ 1,600